Offerings - Offering: 1	Aug. 18, 2025 USD ($)
Offering:
Other Rule	false
Security Type	Equity
Amount Registered	1,100,000
Proposed Maximum Offering Price per Unit	3.39
Maximum Aggregate Offering Price	$ 3,729,000
Offering Note
(1)

Pursuant to Rule 416 promulgated under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 (this “Registration Statement”) shall also cover any additional shares of WidePoint Corporation’s (the “Registrant”) common stock, par value of $0.001 per share (“Common Stock”) that become issuable under the Registrant’s Amended and Restated 2017 Omnibus Incentive Plan, as amended (the “Plan”), by reason of any stock dividend, stock split, reverse stock split, recapitalization, reclassification, merger, split-up, reorganization, consolidation or other similar transaction effected without the Registrant’s receipt of consideration, which results in an increase in the number of shares of outstanding Common Stock.

(2)

Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rules 457(c) and (h) of the Securities Act of 1933, as amended, based upon the average of the high and low prices of Common Stock as reported on the NYSE American on August 11, 2025.

(3)	Represents 1,100,000 additional shares of Common Stock that were authorized for issuance under the Plan.